Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Deposits		$ 40,499	$ 413
Prepaid social funds		25,323	25,502
Prepaid expenses	[1]	612,500
Others	[2]	43,136	14,252
Total		721,458	40,167
Less: allowance for expected credit losses
Total prepayments and other current assets, net		$ 721,458	$ 40,167

[1]	The prepaid expenses represent the expenses prepaid and subject to amortized over the service period.
[2]	Others includes the advances to employees for business purpose and other prepayments.